Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Summary of share based compensation fair value assumption methodology
	2015	2014

Expected dividend yield	0%	0%
Risk free interest rate	0.24% - 0.93%	0.90% - 1.44%
Expected option term	2.5 - 3.5 years	3.5 years
Turnover/forfeiture rate	0%	0%
Expected volatility	67% - 85%	117% - 138%